Income taxes - Components of Deferred Tax Assets and Liabilities (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	SFr 107.8	SFr 69.5	SFr 31.7
Liabilities	(10.8)	(10.5)	(17.9)
Net amount	97.1	59.1	SFr 13.9
Before offset amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	168.5	80.0
Liabilities	(71.4)	(21.0)
Net amount	97.1	59.1
Offset amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	60.6	10.5
Liabilities	(60.6)	(10.5)
Net amount	0.0	0.0
Inventories
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	81.5	50.1
Liabilities	(9.9)	(8.0)
Net amount	71.6	42.0
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	0.3	0.1
Liabilities	(6.2)	(0.1)
Net amount	(5.9)	0.1
Right-of-use assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	0.0	0.0
Liabilities	(50.6)	(6.2)
Net amount	(50.6)	(6.2)
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	0.0	0.0
Liabilities	(2.9)	(3.0)
Net amount	(2.9)	(3.0)
Other current financial liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	46.7	1.1
Liabilities	0.0	(0.1)
Net amount	46.7	1.0
Other current operating liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	17.2	17.2
Liabilities	(0.7)	(2.6)
Net amount	16.5	14.6
Other non-current financial liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	12.8	6.2
Liabilities	0.0	0.0
Net amount	12.8	6.2
Tax loss and tax credit carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	4.6	3.6
Liabilities	0.0	0.0
Net amount	4.6	3.6
Other assets and liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	5.3	1.7
Liabilities	(1.2)	(1.0)
Net amount	SFr 4.1	SFr 0.7